Supplement to the

Fidelity Advisor® Inflation-Protected Bond Fund

Class A (FIPAX), Class T (FIPTX), Class B (FBIPX), Class C (FIPCX), and Institutional Class (FIPIX)

(Effective July 1, 2015, Institutional Class will be renamed Class I)

Classes of shares of Fidelity® Inflation-Protected Bond Fund

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2015

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.

AIFB-AIFBIB-16-01  February 12, 2016
1.789511.115

Supplement to the
Fidelity Advisor® Inflation-Protected Bond Fund
Class A, Class T, Class B, and Class C
May 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

AIFB-16-01  February 12, 2016
1.790682.125

Supplement to the

Fidelity Advisor® Global Strategies Fund

Class A (FDASX), Class T (FDTSX), Class B (FDBSX), Class C (FDCSX), and Class I (FDYIX)

Classes of Shares of Fidelity® Global Strategies Fund

A Fund of Fidelity Salem Street Trust

STATEMENT OF ADDITIONAL INFORMATION

July 30, 2015

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held.  All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.

ADYS-ADYSIB-16-01  February 12, 2016
1.881202.111

Supplement to the
Fidelity Advisor® Global Strategies Fund
Class A, Class T, Class B, and Class C
July 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held.  All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.  After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable.  Shareholders should consult their prospectus for more information regarding Class A shares.

The following information replaces similar information found under the heading "Investment Details" in the "Fund Basics" section.

The Adviser may also use various techniques, such as buying and selling futures contracts (both long and short positions) and exchange traded funds, to increase or decrease the fund's exposure to changing security prices,interest rates, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

ADYS-16-01  February 12, 2016
1.883716.114

Supplement to the
Fidelity Advisor® Investment Grade Bond Fund
Class A, Class T, Class B, and Class C
October 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

AIGB-16-01  February 12, 2016
1.777602.125